Note 1 - Organization and Description of Business (Detail)	12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] CNY	Dec. 31, 2011 On March 29, 2011 [Member] USD ($)	Dec. 31, 2011 On March 29, 2011 [Member] CNY	Dec. 31, 2011 Nova Holdings [Member]	Dec. 31, 2012 St. Joyal [Member] USD ($)	Dec. 31, 2011 St. Joyal [Member] USD ($)	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Nova Furniture Limited [Member] USD ($)	Dec. 31, 2011 Diamond Bar [Member] USD ($)	Dec. 31, 2011 Trademarks [Member] USD ($)
Stockholders' Equity Note, Stock Split		5-for-1
Common Stock, Shares, Outstanding	18,536,567	17,898,267								2,596,000	12,980,000	14,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares												11,920,000
Number of shareholders of Nova Furniture												4
Number of shares exchanged												10,000
Stock Repurchased During Period, Shares												10,000,000
Debt Instrument, Maturity Date, Description												90
Repayments of Notes Payable (in Dollars)	$ 0	$ 80,000										$ 80,000
Debt Instrument, Interest Rate, Stated Percentage												0.46%
Sale of Stock, Number of Shares Issued in Transaction		11,917,616					2,235,000		9,682,616
Equity Method Investment, Ownership Percentage							81.25%		18.75%
Stock Issued During Period, Value, Issued for Cash (in Dollars)		450,000							2,400,000
Proceeds from Issuance or Sale of Equity (in Dollars)	0	450,000						450,000
Common Stock Subscribed and Issued Subscription Receivable (in Dollars)	1,950,000
Proceeds from Contributed Capital (in Yuan Renminbi)			152,177	1,000,000	172,351	1,130,000
Proceeds from Contributed Capital (in Dollars)			152,177	1,000,000	172,351	1,130,000
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)													450,000
Payments to Acquire Intangible Assets (in Dollars)	$ 538,614	$ 200,000												$ 200,000